Annual Fund Operating Expenses - Institutional - Vanguard Total International Stock Index Fund	Feb. 25, 2021
Institutional Shares
Operating Expenses:
Management Fees	0.07%
12b-1 Distribution Fee	none
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.08%
Institutional Plus Shares
Operating Expenses:
Management Fees	0.06%
12b-1 Distribution Fee	none
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.07%